Merger Transaction - Schedule of Historical Cost of Assets and Liabilities (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Reverse Recapitalization [Abstract]
Cash	$ 341,462
Warrant liabilities	(47,532)
Total net assets	$ 293,930